Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	102,174,594	104,251,019
Common stock, shares outstanding (in shares)	102,174,594	104,251,019
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	2,297,504	2,300,000
Preferred stock, shares outstanding (in shares)	2,297,504	2,300,000
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	3,195,050	3,200,000
Preferred stock, shares outstanding (in shares)	3,195,050	3,200,000